DISCLOSURE OF CHANGES IN NUMBER OF SHARES - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Treasury stock	(267,752)	(197,209)	(137,706)
Common Stock - Outstanding	103,790,932	103,618,976	103,476,847
Common Stock
Beginning balance	103,816,185	103,614,553	103,435,967
Issuance of stock	242,499	201,632	178,586
Balance at end of year	104,058,684	103,816,185	103,614,553
Preferred Stock
Beginning balance	2,006,391	2,006,391	2,006,391
Balance at end of year	2,006,391	2,006,391	2,006,391